FAIR VALUE DISCLOSURES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1
Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3
Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure the fair value of instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.
Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.
Assets and liabilities measured at fair value on a recurring basis are summarized below. At September 30, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.
Fair Value Measurements at September 30, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Corporate	$—	$26,908	$1,142	$28,050
U.S. Treasury, government and agency	—	13,457	—	13,457
States and political subdivisions	—	420	39	459
Foreign governments	—	448	—	448
Residential mortgage-backed(1)	—	242	—	242
Asset-backed(2)	—	83	537	620
Redeemable preferred stock	176	327	—	503
Total fixed maturities, available-for-sale	$176	$41,885	$1,718	$43,779
Other equity investments	$12	$—	$53	$65
Trading securities	537	14,420	36	14,993
Other invested assets:
Short-term investments	—	1,499	—	1,499
Assets of consolidated VIEs/VOEs	86	214	28	328
Swaps	—	(433)	—	(433)
Credit Default Swaps	—	25	—	25
Futures	—	—	—	—
Options	—	2,554	—	2,554
Total other invested assets	$86	$3,859	$28	$3,973
Cash equivalents	$3,849	$—	$—	$3,849
Segregated securities	—	1,263	—	1,263
GMIB reinsurance contract asset	—	—	1,375	1,375
Separate Accounts assets	122,634	2,720	367	125,721
Total Assets	$127,294	$64,147	$3,577	$195,018
Liabilities
Other invested liabilities
GMxB derivative features’ liability	$—	$—	$4,294	$4,294
SCS, SIO, MSO and IUL indexed features’ liability	—	2,458	—	2,458
Liabilities of consolidated VIEs/VOEs	1	3	—	4
Contingent payment arrangements	—	—	12	12
Total Liabilities	$1	$2,461	$4,306	$6,768
______________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Fair Value Measurements at December 31, 2017

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Corporate	$—	$24,296	$1,150	$25,446
U.S. Treasury, government and agency	—	18,508	—	18,508
States and political subdivisions	—	449	40	489
Foreign governments	—	419	—	419
Residential mortgage-backed(1)	—	818	—	818
Asset-backed(2)	—	208	541	749
Redeemable preferred stock	184	327	1	512
Total fixed maturities, available-for-sale	$184	$45,025	$1,732	$46,941
Other equity investments	$13	$—	$34	$47
Trading securities	485	13,647	38	14,170
Other invested assets:
Short-term investments	—	1,730	—	1,730
Assets of consolidated VIEs/VOEs	1,060	215	27	1,302
Swaps	—	222	—	222
Credit Default Swaps	—	33	—	33
Futures	(2)	—	—	(2)
Foreign currency contract(3)	—	5	—	5
Options	—	1,999	—	1,999
Total other invested assets	$1,058	$4,204	$27	$5,289
Cash equivalents	3,608	—	—	3,608
Segregated securities	—	825	—	825
GMIB reinsurance contract asset	—	—	1,894	1,894
Separate Accounts’ assets	121,000	2,997	349	124,346
Total Assets	$126,348	$66,698	$4,074	$197,120
Liabilities
Other invested liabilities
GMxB derivative features’ liability	$—	$—	$4,451	$4,451
SCS, SIO, MSO and IUL indexed features’ liability	—	1,786	—	1,786
Liabilities of consolidated VIEs/VOEs	670	22	—	692
Contingent payment arrangements	—	—	15	15
Total Liabilities	$670	$1,808	$4,466	$6,944
_______________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

(3)	Reported in Other assets in the consolidated balance sheets.

The Company’s corporate fixed maturities includes both public and private issues.
The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company’s own assumptions about market-participant inputs would be used in pricing the security.
The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.
The net fair value of the Company’s freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company’s own assumptions about market-participant inputs would be used in pricing the security.
Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.
Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.
Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.
Certain Company products such as the SCS and EQUI-VEST variable annuity product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.
The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.
The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base.  The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base.  The GMAB feature increases the contract account value at the end of a specified period to a GMAB base.  The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.
Level 3 also includes the GMIB reinsurance contract assets, which are accounted for as derivative contracts.  The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.
The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.
After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $61 million and $8 million at September 30, 2018 and December 31, 2017, respectively, to recognize incremental counterparty non-performance risk and reduced the fair value of its GMIB reinsurance contract liabilities by $26 million and $24 million at September 30, 2018 and December 31, 2017, respectively, to recognize its own incremental non-performance risk.
Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.
The Company’s Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2014 and 2016 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon revenue and discount rate projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy. The Company’s Level 3 liabilities also include contingent payment arrangements associated with a Renewal Rights Agreement (the “Renewal Rights Agreement”) that transitions certain group employee benefits policies beginning January 1, 2017 from an insurer exiting such business to MONY Life Insurance Company of America (“MLOA”). The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (6.4% at September 30, 2018) to the resulting cash flows.
The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.
During the nine months ended September 30, 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at September 30, 2018.
During the nine months ended September 30, 2017, $8 million of AFS fixed maturities were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $6 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at September 30, 2017.
The tables below presents a reconciliation for all Level 3 assets and liabilities for the three and nine months ended September 30, 2018 and 2017, respectively:
Level 3 Instruments - Fair Value Measurements

	Corporate	State and Political Sub- divisions	Commercial Mortgage- backed	Asset- backed
	(in millions)
Balance, July 1, 2018	$1,160	$38	$—	$538
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	3	—	—	—
Investment gains (losses), net	(4)	—	—	—
Subtotal	(1)	—	—	—
Other comprehensive income (loss)	(1)	—	—	(1)
Purchases	37	—	—	—
Sales	(53)	—	—	—
Settlements	—	—	—	—
Transfers into Level 3(1)	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—
Balance, September 30, 2018	$1,142	$39	$—	$537
Balance, July 1, 2017	$1,089	$42	$501	$513
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	2	—	—	—
Investment gains (losses), net	—	—	(49)	—
Subtotal	2	—	(49)	—
Other comprehensive income (loss)	7	—	28	(1)
Purchases	198	—	(196)	(1)
Sales	(121)	—	(25)	(1)
Transfers into Level 3(1)	(7)	—	—	—
Transfers out of Level 3(1)	—	—	(2)	—
Balance, September 30, 2017	$1,168	$42	$257	$510
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Corporate	State and Political Sub- divisions	Commercial Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2018	$1,150	$40	$—	$541
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	—
Investment gains (losses), net	(3)	—	—	—
Subtotal	4	—	—	—
Other comprehensive income (loss)	(15)	(1)	—	(2)
Purchases	237	—	—	—
Sales	(271)	(1)	—	(2)
Settlements	—	—	—	—
Transfers into Level 3(1)	65	1	—	—
Transfers out of Level 3(1)	(28)	—	—	—
Balance, September 30, 2018	$1,142	$39	$—	$537
Balance, January 1, 2017	$857	$42	$373	$120
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	6	—	1	—
Investment gains (losses), net	(1)	—	(68)	15
Subtotal	5	—	(67)	15
Other comprehensive income (loss)	—	—	47	(8)
Purchases	531	—	—	404
Sales	(226)	—	(94)	(20)
Transfers into Level 3(1)	6	—	—	—
Transfers out of Level 3(1)	(5)	—	(2)	(1)
Balance, September 30, 2017	$1,168	$42	$257	$510
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB derivative features liability	Contingent Payment Arrangement
	(in millions)
Balance, July 1, 2018	$—	$111	$1,636	$361	$(3,692)	$(13)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	—	—	6	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(269)	—	(188)	—
Non-performance risk(5)	—	—	7		(323)	—
Subtotal	—	—	(262)	6	(511)	—
Other comprehensive income (loss)	—	(6)	—	—	—	—
Purchases(2)	—	14	12	1	(99)	—
Sales(3)	—	(1)	(11)	—	8	—
Settlements(4)	—	—	—	(1)	—	1
Activity related to consolidated VIEs	—	(1)	—	—	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2018	$—	$117	$1,375	$367	$(4,294)	$(12)
Balance, July 1, 2017	$1	$61	$2,091	$334	(5,122)	$(24)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	(8)	—	—	—	—
Investment gains (losses), net	—	—	—	4	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(78)	—	476	—
Non-performance risk(5)	—	—	(3)		(63)	—
Subtotal	—	(8)	(81)	4	413	—
Other comprehensive income (loss)	—	2	—	—	—	—
Purchases(2)	—	6	12	1	(105)	—
Sales(3)	—	(3)	(11)	—	6	—
Settlements(4)	—	—	—	(1)	—	5
Activity related to consolidated VIEs	—	—	—	—	—	—
Transfers into Level 3(1)	—	1	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2017	$1	$59	$2,011	$338	(4,807)	$(19)
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

(2)	For the GMIB reinsurance contract asset and the GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for the GMxB derivative features liability, represents benefits paid.

(4)	For contingent payment arrangements, represents payments under the arrangement.

(5)	The Company’s non-performance risk is recorded through Net derivative gains (losses).

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2018	$1	$99	$1,894	$349	$(4,451)	$(15)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	(1)	—	19	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(524)	—	657	—
Non-performance risk(5)	—	—	2	—	(205)	—
Subtotal	—	(1)	(522)	19	452	—
Other comprehensive income (loss)	—	—	—	—	—	—
Purchases(2)	—	24	34	4	(313)	—
Sales(3)	(1)	(3)	(31)	(1)	18	—
Settlements(4)	—	—	—	(4)	—	3
Activity related to consolidated VIEs	—	(3)	—	—	—	—
Transfers into Level 3(1)	—	6	—	—	—	—
Transfers out of Level 3(1)	—	(5)	—	—	—	—
Balance, September 30, 2018	$—	$117	$1,375	$367	$(4,294)	$(12)
Balance, January 1, 2017	$1	$48	$1,735	$313	$(5,731)	$(25)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	(4)	—	22	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	287	—	1,288	—
Non-performance risk(5)	—	—	(1)	—	(77)	—
Subtotal	—	(4)	286	22	1,211	—
Other comprehensive income (loss)	—	4	—	—	—	—
Purchases(2)	—	20	36	7	(303)	—
Sales(3)	—	(3)	(46)	(1)	16	—
Settlements(4)	—	—	—	(4)	—	6
Activity related to consolidated VIEs	—	(7)	—	—	—	—
Transfers into Level 3(1)	—	1	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2017	1	59	2,011	338	(4,807)	(19)
______________________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

(2)	For the GMIB reinsurance contract asset and the GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for the GMxB derivative features liability, represents benefits paid.

(4)	For contingent payment arrangements, represents payments under the arrangement.

(5)	The Company’s non-performance risk is recorded through Net derivative gains (losses).

The tables below details changes in unrealized gains (losses) for the nine months ended September 30, 2018 and 2017 by category for Level 3 assets and liabilities still held at September 30, 2018 and 2017, respectively.
Level 3 Instruments

	Income (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Level 3 Instruments
Nine Months Ended September 30, 2018
Held at September 30, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$—	$(15)
State and political subdivisions	—	—	(1)
Subtotal	—	—	(16)
GMIB reinsurance contracts	—	(524)	—
Separate Accounts assets(1)	19	—	—
GMxB derivative features' liability	—	657	—
Total	$19	$134	$(16)
_________________

(1)	There is an investment expense that offsets this investment gain (loss).

	Income (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Level 3 Instruments
Nine Months Ended September 30, 2017
Held at September 30, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	$—	$—	$24
State and political subdivisions	—	—	1
Asset-backed	—	—	2
Subtotal	—	—	27
GMIB reinsurance contracts	—	287	—
Separate Accounts assets(1)	22	—	—
GMxB derivative features liability	—	1,288	—
Total	$22	$1,575	$27
_________________

(1)	There is an investment expense that offsets this investment gain (loss).
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of September 30, 2018 and December 31, 2017, respectively.
Quantitative Information about Level 3 Fair Value Measurements at September 30, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$39	Matrix pricing model	Spread over the industry-specific benchmark yield curve	50 - 565 bps	194 bps
	755	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.2x - 37.3x 7.2% - 16.5% 9.0x - 17.7x	13.8x 11.1% 13.1x
Other equity investments	36	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12	10.8x
Separate Accounts’ assets	345	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.4% 5.6% 6.5%
	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	228 bps 4.8%
GMIB reinsurance contract asset	1,375	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0 - 8.0% 0.0% - 16.0% 0.5% - 1.3% 6.0% - 31.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%
Liabilities:
GMIBNLG	4,163	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk NLG Forfeiture Rates Long-term equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	0.8% - 26.2% 0.0% - 12.4% 0.0% - 100.0% 0.0% - 1.4% 0.8% - 1.2% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%
Assumed GMIB Reinsurance Contracts	137	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) Utilization Rates Non-performance risk Volatility rates - Equity	0.7% - 13.4% 0.1% - 22.7% 1.3% - 100.0% 0.0% - 27.3% 0.7% to 1.7% 10.0%-30.0%
GWBL/GMWB	77	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.5% - 5.7% 0.0% - 7.0% 100% after delay 6.0% - 31.0%
GIB	(84)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.5% - 5.7% 0.0% - 8.0% 0.0% - 38.0% 6.0% - 31.0%
GMAB	1	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% - 11.0% 6.0% - 31.0%

(1) Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2017

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$53	Matrix pricing model	Spread over the industry-specific benchmark yield curve	0 bps-565 bps	125 bps
	789	Market comparable companies	EBITDA multiples Discount Rate Cash flow Multiples	5.3x - 27.9x 7.2% - 17.0% 9.0x - 17.7x	12.9x 11.1% 13.1x
Other equity investments	38	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12
Separate Accounts’ assets	326	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.6% 5.6% 6.6%
	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	243 bps 4.409%
GMIB reinsurance contract asset	1,894	Discounted Cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0% - 8.0% 0.0% - 16.0% 5bps - 10bps 9.9% - 30.9% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Liabilities:
GMIBNLG	4,149	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Utilization Rates NLG Forfeiture Rates Long-term Equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% 0.8% - 26.2% 0.0% - 12.4% 0.0% - 16.0% 0.6% - 2.1% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%
Assumed GMIB Reinsurance Contracts	194	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) Utilization Rates Non-performance Risk Volatility Rates - Equity	1.1% - 13.3% 0.7% - 22.2% 1.3% - 100% 0 - 30% 1.3% 9.9% - 30.9%
GWBL/GMWB	130	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 100% after delay 9.9% - 30.9%
GIB	(27)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 0.0% - 16.0% 9.9% - 30.9%
GMAB	5	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% - 11.0% 9.9% - 30.9%

(1) Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at September 30, 2018 and December 31, 2017, respectively, are approximately $1,026 million and $973 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.
The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.
Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at September 30, 2018 and December 31, 2017, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.
Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at September 30, 2018 and December 31, 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.
Included in other equity investments classified as Level 3 are reporting entities’ venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.
Separate Account assets classified as Level 3 in the table at September 30, 2018 and December 31, 2017, primarily consist of a private real estate fund and mortgage loans. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.
Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.
The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.
Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.
The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates.  NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire.   Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.
The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.
During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of September 30, 2018 and December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB’s 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.
The MLOA contingent payment arrangements associated with the Renewal Rights Agreement (with a fair value of $1 million as of September 30, 2018) is measured using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (6.4% at September 30, 2018) to the resulting cash flows.
The carrying values and fair values at September 30, 2018 and December 31, 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
September 30, 2018:
Mortgage loans on real estate	$12,070	$—	$—	$11,675	$11,675
Policyholders’ liabilities: Investment contracts	2,180	—	—	2,212	2,212
FHLBNY Funding Agreements	3,012	—	2,926	—	2,926
Short term and long-term debt	4,806	—	4,701	—	4,701
Policy loans	3,739	—	—	4,192	4,192
Separate Accounts liabilities	8,231	—	—	8,231	8,231
December 31, 2017:
Mortgage loans on real estate	$10,952	$—	$—	$10,912	$10,912
Loans to affiliates	1,230	—	1,230	—	1,230
Policyholders’ liabilities: Investment contracts	2,224	—	—	2,329	2,329
FHLBNY Funding Agreements	3,014	—	3,020	—	3,020
Short term and long-term debt	2,408	—	2,500	—	2,500
Loans from affiliates	3,622	—	3,622	—	3,622
Policy loans	3,819	—	—	4,754	4,754
Separate Accounts liabilities	7,537	—	—	7,537	7,537

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.
Fair values for the Company’s long-term debt related to real estate joint ventures are determined by a third party appraisal and assessed for reasonableness. The Company’s short-term debt primarily includes commercial paper with short term maturities and book value approximates fair value. The fair values for the Company’s other long-term debt are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company’s borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.
The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.
The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.
The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

7)	FAIR VALUE DISCLOSURES

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate and real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

Fair Value Measurements at December 31, 2017

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Public Corporate	$—	$17,906	$48	$17,954
Private Corporate	—	6,390	1,102	7,492
U.S. Treasury, government and agency	—	18,508	—	18,508
States and political subdivisions	—	449	40	489
Foreign governments	—	419	—	419
Commercial mortgage-backed	—	—	—	—
Residential mortgage-backed(1)	—	818	—	818
Asset-backed(2)	—	208	541	749
Redeemable preferred stock	184	327	1	512

Subtotal	184	45,025	1,732	46,941

Other equity investments	13	—	34	47
Trading securities	485	13,647	38	14,170
Other invested assets
Short-term investments	—	1,730	—	1,730
Assets of consolidated VIEs/VOEs	1,060	215	27	1,302
Swaps	—	222	—	222
Credit Default Swaps	—	33	—	33
Futures	(2)	—	—	(2)
Foreign currency contract(3)	—	5	—	5
Options	—	1,999	—	1,999

Subtotal	1,058	4,204	27	5,289

Cash equivalents	3,608	—	—	3,608
Segregated securities	—	825	—	825
GMIB reinsurance contracts asset	—	—	1,894	1,894
Separate Account assets	121,000	2,997	349	124,346

Total Assets	$126,348	$66,698	$4,074	$197,120

Liabilities
Other invested liabilities
GMxB derivative features’ liability	—	—	4,451	4,451
SCS, SIO, MSO and IUL indexed features liability	—	1,786	—	1,786
Liabilities of consolidated VIEs and VOEs	670	22	—	692
Contingent payment arrangements	—	—	15	15

Total Liabilities	$670	$1,808	$4,466	$6,944

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(3)	Reported in Other assets in the consolidated balance sheets.

Fair Value Measurements at December 31, 2016

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Public Corporate	$—	$16,566	$29	$16,595
Private Corporate	—	6,469	828	7,297
U.S. Treasury, government and agency	—	14,836	—	14,836
States and political subdivisions	—	461	42	503
Foreign governments	—	400	—	400
Commercial mortgage-backed	—	22	373	395
Residential mortgage-backed(1)	—	1,005	—	1,005
Asset-backed(2)	—	162	120	282
Redeemable preferred stock	227	338	1	566

Subtotal	227	40,259	1,393	41,879

Other equity investments	3	—	16	19
Trading securities	494	11,565	26	12,085
Other invested assets
Short-term investments	—	1,511	—	1,511
Assets of consolidated VIEs/VOEs	342	205	46	593
Swaps	—	(978)	—	(978)
Credit Default Swaps	—	5	—	5
Options	—	1,016	—	1,016
Floors	—	11	—	11

Subtotal	342	1,770	46	2,158

Cash equivalents	3,917	—	—	3,917
Segregated securities	—	946	—	946
GMIB reinsurance contracts asset	—	—	1,735	1,735
Separate Account assets	109,817	2,832	313	112,962

Total Assets	$114,800	$57,372	$3,529	$175,701

Liabilities
Other invested liabilities
Foreign currency contracts	$—	$81	$—	$81
GMxB derivative features liability	—	—	5,731	5,731
SCS, SIO, MSO and IUL indexed features’ liability	—	940	—	940
Liabilities of consolidated VIEs and VOEs	248	2	—	250
Contingent payment arrangements	—	—	25	25

Total Liabilities	$248	$1,023	$5,756	$7,027

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $38,762 million and $33,936 million or approximately 20.0% and 19.6% of the Company’s total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company’s own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $8,179 million and $7,943 million or approximately 4.2% and 4.6% of the Company’s total assets measured at fair value on a recurring basis. The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately $2,258 million and $(27) million or approximately 42.9% and (1.3)% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company’s derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company’s own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 64.9% and 66.4% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 34.0% and 32.6% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $875 million and $1,078 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

The Company’s SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 1.1% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities (“CMBS”) and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $126 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $598 million and $494 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract asset’s which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observableassumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $8 million and $10 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty non-performance risk and reduced the fair value of its GMIB reinsurance contract liabilities by $24 million and $32 million at December 31, 2017 and 2016, respectively to recognize its own incremental non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013, 2014 and 2016 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy. The Company’s Level 3 liabilities also include contingent payment arrangements associated with a Renewal Rights Agreement (the “Renewal Rights Agreement”) that transitions certain group employee benefits policies beginning January 1, 2017 from an insurer exiting such business to MONY Life Insurance Company of America (“MLOA”). The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2017) to the resulting cash flows.

As of December 31, 2017 and 2016, the Company’s consolidated VIEs/VOEs hold $2 million and $6 million, respectively, of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2017, AFS fixed maturities with fair values of $5 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB’s private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.8% of total equity at December 31, 2016.

The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

Level 3 Instruments

Fair Value Measurements

	Corporate	State and Political Subdivisions	Foreign Governments	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2017	$857	$42	$—	$373	$—	$120
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	(2)	—	—
Investment gains (losses), net	1	—	—	(95)	—	15

Subtotal	5	—	—	(97)	—	15

Other comprehensive income (loss)	4	(1)	—	78	—	(7)
Purchases	615	—	—	—	—	434
Sales	(333)	(1)	—	(354)	—	(21)
Transfers into Level 3(1)	7	—	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	—	—	—

Balance, December 31, 2017	$1,150	$40	$—	$—	$—	$541

Balance, January 1, 2016	$430	$45	$1	$535	$—	$41
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	2	—	—	(71)	—	—

Subtotal	2	—	—	(71)	—	—

Other comprehensive income (loss)	8	(2)	—	14	—	1
Purchases	574	—	—	—	—	96
Sales	(144)	(1)	—	(91)	—	(9)
Transfers into Level 3(1)	25	—	—	—	—	—
Transfers out of Level 3(1)	(38)	—	(1)	(14)	—	(9)

Balance, December 31, 2016	$857	$42	$—	$373	$—	$120

	Corporate	State and Political Subdivisions	Foreign Governments	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2015	$389	$47	$—	$752	$2	$54
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	2	—	—	2	—	—
Investment gains (losses), net	2	—	—	(40)	—	—

Subtotal	4	—	—	(38)	—	—

Other comprehensive income (loss)	(26)	(1)	—	72	—	(4)
Purchases	63	—	1	—	—	—
Sales	(39)	(1)	—	(177)	(2)	(9)
Transfers into Level 3(1)	100	—	—	—	—	—
Transfers out of Level 3(1)	(61)	—	—	(74)	—	—

Balance, December 31, 2015	$430	$45	$1	$535	$—	$41

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Account Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2017	$1	$88	$1,735	$313	$(5,731)	(25)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	29	—	—
Net derivative gains (losses)	—	—	174	—	1,652	—

Subtotal	—	—	174	29	1,652	—

Other comprehensive income (loss)	—	14	—	—	—	—
Purchases(2)	—	22	48	13	(393)	—
Sales(3)	—	(3)	(63)	(2)	21	—
Settlements(4)	—	—	—	(4)	—	10
Activity related to VIEs/VOEs	—	(22)	—	—	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—

Balance, December 31, 2017	$1	$99	$1,894	$349	$(4,451)	$(15)

Balance, January 1, 2016	$—	$81	$1,829	$313	$(5,534)	(31)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	—	—	19	—	—
Net derivative gains (losses)	—	—	(77)	—	136	—

Subtotal	—	—	(77)	19	136	—

Other comprehensive income(loss)	—	(1)	—	—	—	—
Purchases(2)	1	4	48	10	(356)	(18)
Sales(3)	—	—	(65)	—	23	—
Settlements(4)	—	—	—	—	—	—
Activity related to consolidated VIEs/VOEs	—	60	—	(7)	—	24
Transfers into Level 3(1)	—	—	—	1	—	—
Transfers out of Level 3(1)	—	(56)	—	(23)	—	—

Balance, December 31, 2016	$1	$88	$1,735	$313	$(5,731)	$(25)

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Account Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2015	$—	$87	$2,151	$260	$(4,454)	$(42)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	5	—	36	—	—
Net derivative gains (losses)	—	—	(330)	—	(776)	—

Subtotal	—	5	(330)	36	(776)	—

Other comprehensive income (loss)	—	2	—	—	—	—
Purchases(2)	—	7	49	26	(317)	—
Sales(3)	—	(20)	(41)	(2)	13	11
Settlements(4)	—	—	—	(5)	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	(2)	—	—

Balance, December 31, 2015	$—	$81	$1,829	$313	$(5,534)	$(31)

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
(2)	For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	For contingent payment arrangements, it represents payments under the arrangement.

The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2017, 2016 and 2015 respectively

	Earnings (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (Losses)	OCI
	(in millions)
Held as of December 31, 2017
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$5
State and political subdivisions	—	—	(1)
Commercial mortgage-backed	—	—	—
Asset-backed	—	—	1

Subtotal	$—	$—	$5

GMIB reinsurance contracts	—	174	—
Separate Account assets(1)	29	—	—
GMxB derivative features liability	—	1,652	—

Total	$29	$1,826	$5

Held as of December 31, 2016
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$11
State and political subdivisions	—	—	(2)
Commercial mortgage-backed	—	—	10
Asset-backed	—	—	1

Subtotal	$—	$—	$20

GMIB reinsurance contracts	—	(77)	—
Separate Account assets(1)	20	—	—
GMxB derivative features liability	—	136	—

Total	$20	$59	$20

	Earnings (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Held as of December 31, 2015
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$(25)
State and political subdivisions	—	—	(2)
Commercial mortgage-backed	—	—	68
Asset-backed	—	—	(4)

Subtotal	$—	$—	$37

GMIB reinsurance contracts	—	(330)	—
Separate Account assets(1)	36	—	—
GMxB derivative features liability	—	(776)	—

Total	$36	$(1,106)	$37

(1)	There is an investment expense that offsets this investment gain (loss).

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2017

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Corporate	$53	Matrix pricing model	Spread over the industry- specific benchmark yield curve	0 - 565 bps	125 bps

	789	Market comparable companies	EBITDA multiples Discount Rate Cash flow Multiple	5.3x - 27.9x 7.2% - 17.0% 9.0x - 17.7x	12.9x 11.1x 13.1x

Other equity investments	38	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12

Separate Account assets	326	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.6% 5.6% 6.6%

	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	243 bps 4.409%

GMIB reinsurance contract asset	1,894	Discounted cash flow	Lapse Rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0% - 8.0% 0.0% -16.0% 5bps - 10bps 9.9% -30.9% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	4,149	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Utilization Rates NLG Forfeiture Rates Long -term Equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% 0.8% - 26.2% 0.0% - 12.4% 0.0% -16.0% 0.55% - 2.1% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

Assumed GMIB Reinsurance Contracts	194	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) GMIB Utilization Rates Non-performance risk Volatility rates - Equity	1.1% - 13.3% 0.7% - 22.2% 1.3% - 100% 0 - 30% 1.3% 9.9% -30.9%

GWBL/GMWB	130	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 100% after delay 9.9% - 30.9%

GIB	(27)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 0.0% - 16.0% 9.9% -30.9%

GMAB	5	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% -11.0% 9.9% - 30.9%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2016

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Corporate	$55	Matrix pricing model	Spread over the industry- specific benchmark yield curve	0 - 565 bps	151 bps

	636	Market comparable companies	EBITDA multiples Discount rate Cash flow Multiples	4.3x - 25.6x 7.0% - 17.8% 14.0x - 16.5x	11.7x 11.4% 15.6x

Asset-backed	2	Matrix pricing model	Spread over U.S. Treasury curve	25 bps - 687 bps	38 bps

Other equity investments	26	Discounted Cash Flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12

Separate Account assets	295	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.8% 5.7% 6.6%

	3	Discounted cash flow	Spread over U.S. Treasury curve Gross domestic product rate Discount factor	273 bps - 512 bps 1.1% - 7.0%	283 bps 4.3%

GMIB reinsurance contract asset	1,735	Discounted cash flow	Lapse Rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity	1.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 5 bps - 17 bps 11.0% - 38.0%

Liabilities
GMIBNLG	5,309	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Annuitization NLG Forfeiture Rates Long-term Equity Volatility	1.1% 1.2% - 26.20% 0.0% - 11.5% 0.0% - 16.0% 0.55% - 2.1% 20.0%

Assumed GMIB Reinsurance Contracts	258	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) GMIB Utilization Rates Non-performance risk Volatility rates - Equity	0.7% - 14.6% 0.7% - 22.7% 1.3% - 100.0% 0.0% - 27.3% 1.8% 9.0% - 35.0%

GWBL/GMWB	114	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 7.0% 100% after delay 9.0% - 35.0%

GIB	30	Discounted cash flow	Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 9.0% - 35.0%

GMAB	20	Discounted cash flow	Lapse Rates Volatility rates - Equity	1.0% - 11.0% 9.0% - 35.0%

Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $973 million and $777 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 44.0% and 43.3% of total assets classified as Level 3 and represent only 0.5% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.2% and 80.6% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-Apaper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 0.0% and 1.7%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

Included in other equity investments classified as Level 3 are reporting entities’ venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Separate Account assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Account investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB’s 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

The three AB acquisition-related contingent consideration liabilities recorded have a combined fair value of $18 million as of December 31, 2016, and are valued using a projected AUM weighted average growth rate of 18.0% for one acquisition, and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4%, respectively, for the three acquisitions.

The MLOA contingent payment arrangements associated with the Agreement (with a fair value of $4 million as of December 31, 2017 is measured using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2017) to the resulting cash flows.

The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2017:
Mortgage loans on real estate	$10,952	$—	$—	$10,912	$10,912
Loans to affiliates	1,230	—	1,230	—	1,230
Policyholders liabilities: Investment contracts	2,224	—	—	2,329	2,329
FHLBNY funding agreements	3,014	—	3,020	—	3,020
Short term and long-term debt	2,408	—	2,500	—	2,500
Loans from affiliates	3,622	—	3,622	—	3,622
Policy loans	3,819	—	—	4,754	4,754
Separate Account liabilities	7,537	—	—	7,537	7,537
December 31, 2016:
Mortgage loans on real estate	$9,774	$—	$—	$9,624	$9,624
Loans to affiliates	1,246	—	1,361	—	1,361
Policyholders liabilities: Investment contracts	2,398	—	—	2,510	2,510
FHLBNY funding agreements	2,255	—	2,202	—	2,202
Short term and long-term debt	1,605	—	1,716	—	1,716
Loans from affiliates	2,904	—	3,031	—	3,031
Policy loans	3,855	—	—	4,742	4,742
Separate Account liabilities	6,194	—	—	6,194	6,194

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Fair values for the Company’s long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company’s short-term debt primarily includes commercial paper with short term maturities and book value approximates fair value. The fair values of the Company’s borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays’ suite of curves.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and escrow shield plus product reserves are held at book value.